Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Long-term portion of income taxes payable	$ 144	$ 133
Long-term portion of fair value of hedges	82	28
Asset retirement obligation	37	40
Long-term lease inducements	24
Deferred revenue	5	7
Total	$ 292	$ 208